Prepaid Charter Revenue, current and non-current	12 Months Ended
Dec. 31, 2012
Prepaid Charter Revenue [Abstract]
Prepaid Charter Revenue, current and non-current

8.       Prepaid charter revenue, current and non-current

The amounts shown in the accompanying consolidated balance sheets reflect the unamortized balance of an asset recognized by the Company pursuant to the acquisition of Gala in May 2009 and the amount paid in excess of the predelivery installments for the construction of the vessel “Houston”.

The amount recognized as prepaid charter revenue is amortized in revenues over the duration of the time charter contract beginning on the delivery of the vessel to the time charterers. The amounts in the consolidated financial statements are analyzed as follows:

	Amount	Accumulated Amortization	Net
Balance, December 31, 2010	$15,000	$(3,541)	$11,459
Amortization in the year	-	(3,050)	(3,050)
Balance, December 31, 2011	$15,000	$(6,591)	$8,409
Amortization in the year	-	(3,056)	(3,056)
Balance, December 31, 2012	$15,000	$(9,647)	$5,353

The amortization of prepaid charter revenue for 2012, 2011 and 2010 amounted to $3,056, $3,050 and $3,048, respectively, and is included in Time charter revenues in the accompanying consolidated statements of income.

The estimated amortization expense for each of the succeeding years is as follows:

Period			Amount
January 1, 2013	to	December 31, 2013	$3,050
January 1, 2014	to	October 3, 2014	2,303